Software and Equipment, Net (Details) - Schedule of Property, Software and Equipment, Net - USD ($) $ in Thousands	Jun. 30, 2023	Dec. 31, 2022		Dec. 31, 2021
Cost
Property plant and equipment , gross	$ 28,399	$ 29,768		$ 18,244
Less: accumulated depreciation	(13,359)	(11,277)		(7,505)
Property and equipment, net	15,040	18,491		10,739
Vehicles [Member]
Cost
Property plant and equipment , gross	994	979		1,094
Office equipment and furniture [Member]
Cost
Property plant and equipment , gross	176	184		201
Electronic equipment [Member[
Cost
Property plant and equipment , gross	10,106	10,587		10,277
Computer software [Member]
Cost
Property plant and equipment , gross	15,716	16,523	[1]	5,053	[1]
Leasehold Improvements [Member]
Cost
Property plant and equipment , gross	710	762		825
Others [Member]
Cost
Property plant and equipment , gross	$ 697	$ 733		$ 794

[1]	In 2022, Hybrid Cloud Platform developed with the assistance of a third-party cloud service provider was partially substantially ready for use and transferred from other non-current assets. Cost of Hybrid Cloud Platform represents the purchase price of the platform and other expenditures incurred to bring the platform into its intended use. The application of the Hybrid Cloud Platform was to improve the IT development capability for internal-used software platforms which provide automotive after-sales services and insurance intermediation services to customers, and Software-As-A-Service (“SaaS”) products which are provided to business partners as technology services